Commitments and Contingencies - Narrative Part 3 (Details) - USD ($)			3 Months Ended	12 Months Ended		156 Months Ended	159 Months Ended
	Jul. 26, 2019	Sep. 23, 2016	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2015
NTM
Commitments and Contingencies
Purchase price	$ 1,400,000,000
Prepaid Business Sale [Member]
Commitments and Contingencies
Payment to acquire certain wireless licenses and related assets			$ 3,590,000,000	$ 3,590,000,000
Dish Network
Commitments and Contingencies
Payment to acquire certain wireless licenses and related assets				11,000,000,000	$ 11,000,000,000	$ 11,000,000,000	$ 12,000,000,000
Dish Network | Spectrum Investments
Commitments and Contingencies
5G Network deployment			10,000,000,000
Northstar Spectrum And SNR Holdco
Commitments and Contingencies
Non-controlling investments								$ 10,000,000,000
Northstar Spectrum And SNR Holdco | Dish Network
Commitments and Contingencies
Non-controlling investments			10,000,000,000	10,000,000,000		10,000,000,000	10,000,000,000
Northstar Wireless or Northstar Spectrum | AWS 3 Auction | Vermont National Telephone Company
Commitments and Contingencies
Bidding credit credits		25.00%
Northstar Wireless or Northstar Spectrum | AWS 3 Auction | Vermont National Telephone Company | Maximum
Commitments and Contingencies
Claim amount		$ 11,000
Northstar Wireless or Northstar Spectrum | AWS 3 Auction | Vermont National Telephone Company | Minimum
Commitments and Contingencies
Claim amount		$ 5,500
ClearPlay, Inc.
Commitments and Contingencies
Loss contingency			$ 543,000,000	$ 543,000,000		$ 543,000,000	$ 543,000,000